Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Goodwill	[1]	$ 969
Deferred acquisition costs and other intangible assets	[1]	17,476
Property, plant and equipment		1,065	[1],[2]	$ 482
Reinsurers' share of insurance contract liabilities		13,856	[1]	12,024
Deferred tax assets		4,075	[1]	3,145
Current tax recoverable		492	[1]	476
Accrued investment income		1,641	[1]	3,501
Other debtors		2,054	[1]	5,207
Investment properties	[1]	25
Investment in joint ventures and associates accounted for using the equity method	[1]	1,500
Loans		16,583	[1]	15,849
Equity securities and holdings in collective investment schemes	[1],[3]	247,281
Debt securities		134,570	[1],[3]	113,860
Derivative assets		1,745	[1]	4,450
Other investments	[1],[3]	1,302
Deposits	[1]	2,615
Cash and cash equivalents		6,965	[1]	9,394		$ 6,604
Total assets	[1]	454,214
Equity
Shareholders' equity		19,477	[1]	21,968
Non-controlling interests	[1]	192
Total equity		19,669	[1]	21,991		21,771
Liabilities
Insurance contract liabilities	[1]	380,143
Investment contract liabilities with discretionary participation features		633	[1]	85,858
Investment contract liabilities without discretionary participation features		4,902	[1]	24,481
Unallocated surplus of with-profits funds	[1]	4,750
Core structural borrowings of shareholder-financed businesses	[1]	5,594
Operational borrowings	[1],[2]	2,645
Obligations under funding, securities lending and sale and repurchase agreements	[1]	8,901
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	[1]	5,998
Deferred tax liabilities		5,237	[1]	3,771
Current tax liabilities		396	[1]	411
Accruals, deferred income and other liabilities		14,488	[1]	13,338
Provisions		466	[1]	427
Derivative liabilities		392	[1]	4,465
Total liabilities	[1]	434,545
Total equity and liabilities	[1]	454,214
Continuing and discontinued operations
Assets
Goodwill		969		2,365	[1],[4]	2,005	[1],[4]
Deferred acquisition costs and other intangible assets		17,476		15,185	[1],[4]	14,896	[1],[4]
Property, plant and equipment	[1],[2],[4]			1,795		1,067
Reinsurers' share of insurance contract liabilities	[1],[4]			14,193		13,086
Deferred tax assets		4,075		3,305	[1],[4]	3,554	[1],[4]
Current tax recoverable	[1],[4]			787		829
Accrued investment income	[1],[4]			3,501		3,620
Other debtors	[1],[4]			5,207		4,009
Investment properties	[1],[4]			22,829		22,317
Investment in joint ventures and associates accounted for using the equity method	[1],[4]			2,207		1,916
Loans	[1],[4]			22,938		23,054
Equity securities and holdings in collective investment schemes	[1],[3],[4]			273,484		302,203
Debt securities	[1],[3],[4]			223,333		231,835
Derivative assets	[1],[4]			4,450		6,495
Other investments	[1],[3],[4]			8,294		7,605
Deposits	[1],[4]			15,023		15,200
Assets held for sale	[1],[4]			13,472		51
Cash and cash equivalents	[1],[4]			15,442		14,461
Total assets	[1],[4]			647,810		668,203
Equity
Shareholders' equity	[1],[4]			21,968		21,762
Non-controlling interests	[1],[4]			23		9
Total equity	[1],[4]			21,991		21,771
Liabilities
Insurance contract liabilities	[1],[4]			410,947		443,952
Investment contract liabilities with discretionary participation features	[1],[4]			85,858		84,789
Investment contract liabilities without discretionary participation features	[1],[4]			24,481		27,589
Unallocated surplus of with-profits funds	[1],[4]			20,180		22,931
Core structural borrowings of shareholder-financed businesses	[1],[4]			9,761		8,496
Operational borrowings	[1],[2],[4]			6,289		7,450
Obligations under funding, securities lending and sale and repurchase agreements	[1],[4]			8,901		7,660
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	[1],[4]			14,839		12,025
Deferred tax liabilities		$ 5,237		5,122	[1],[4]	6,378	[1],[4]
Current tax liabilities	[1],[4]			723		726
Accruals, deferred income and other liabilities	[1],[4]			19,421		19,190
Provisions	[1],[4]			1,373		1,519
Derivative liabilities	[1],[4]			4,465		3,727
Liabilities held for sale	[1],[4]			13,459
Total liabilities	[1],[4]			625,819		646,432
Total equity and liabilities	[1],[4]			$ 647,810		$ 668,203

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	As at 1 January 2019, the Group applied IFRS 16 ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 and note C13 for further details.
[3]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $90 million of lent securities as at 31 December 2019 (31 December 2018: $10,543 million, of which $107 million were from continuing operations).
[4]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations